STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
BALANCE	$ (1,685)		$ (5,429)	$ (5,429)
BALANCE, shares	69,652,779
CHANGES DURING PERIOD
Profit for the year	824		1,089	2,627
Issuance of share capital and warrants (note 10a)	511
Issuance of debt beneficiary conversion feature	51
Share based compensation expenses	25		35	(7)
BALANCE	(274)		(1,685)	(5,429)
BALANCE, shares	74,915,937		69,652,779
Share Capital [Member]
BALANCE	15,556		15,556	15,556
BALANCE, shares	69,653		69,653	69,653
CHANGES DURING PERIOD
Profit for the year
Issuance of share capital and warrants (note 10a)	1,383
Issuance of share capital and warrants, shares (note 10a)	5,263
Issuance of debt beneficiary conversion feature
Issuance of debt beneficiary conversion feature, shares
Share based compensation expenses
BALANCE	16,939		15,556	15,556
BALANCE, shares	74,916		69,653	69,653
Additional paid-in Capital [Member]
BALANCE	25,491		25,463	25,463
CHANGES DURING PERIOD
Profit for the year
Issuance of share capital and warrants (note 10a)	(872)	[1]
Issuance of debt beneficiary conversion feature	51	[1]
Share based compensation expenses	25		35	(7)
BALANCE	24,695		25,491	25,463
Accumulated deficit [Member]
BALANCE	(42,732)		(46,448)	(46,448)
CHANGES DURING PERIOD
Profit for the year	824		1,089	2,627
Issuance of share capital and warrants (note 10a)
Issuance of debt beneficiary conversion feature
Share based compensation expenses
BALANCE	$ (41,908)		$ (42,732)	$ (46,448)

[1]	Net of share issuance costs in the amount of $40